PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 159,049	$ 157,383
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(12,149)	(10,516)
Property, plant and equipment, net	146,900	146,867
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,329	2,329
Buildings And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	81,907	81,826
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	55,232	55,006
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,250	17,250
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,331	$ 972